LEASES - Maturities of lease liabilities (Details) - USD ($)	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Lease commitments
2022	$ 44,103	$ 55,551	$ 61,304
2023	6,333
Total	$ 50,436	$ 55,551	$ 61,304